Offerings - Offering: 1	Aug. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000001
Amount Registered | shares	203,172,011
Proposed Maximum Offering Price per Unit	37.2
Maximum Aggregate Offering Price	$ 7,557,998,809.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,157,129.62
Offering Note
(1)	Represents securities registered for resale by the selling stockholders identified in the registration statement or to be identified in a prospectus supplement.
(2)
Consists of
shares
of the registrant’s Class A common stock, par value $0.000001 per share (“Class A common stock”), that are being registered for offer and resale by the selling stockholders named in this registration statement and related prospectus, which are issuable upon the exercise of certain exchange rights. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Class A common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act and based upon the average of the high and low prices of the Class A common stock, as reported on The Nasdaq Global Select Market on August 20, 2025.

(4)	See Notes (2) and (3) to Table 2 below.